May 6, 2016

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: Funds For Institutions Series

Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A

(Securities Act File No. 33-14190, Investment Company Act File No. 811-05149)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Funds For Institutions Series (the “Registrant”), on behalf of its series BlackRock Premier Government Institutional Fund, BlackRock Treasury Strategies Institutional Fund, BlackRock Select Treasury Strategies Institutional Fund, FFI Government Fund and FFI Treasury Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on May 2, 2016.

Sincerely,

Funds For Institutions Series

/s/ Benjamin Archibald
Benjamin Archibald
Secretary of the Registrant